10. DEFERRED INCOME TAXES (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Taxes
Income before taxes		R$ 1,352,234	R$ 882,938	R$ (2,447,808)
Nominal tax rate		34.00%	34.00%	34.00%
Expense at nominal rate		R$ (459,759)	R$ (300,199)	R$ 832,255
Adjustments to income taxes
Income from associates and joint ventures			73,995	6,023
Difference of tax rates on results of foreign subsidiaries		955,324	(74,172)	277,088
Difference of functional currency of foreign subsidiaries		1,142,762	73,380	112,379
Deferred tax assets not recognized	[1]	(1,481,478)	(38,464)	(347,116)
Share-based payment		(22,774)	(14,172)	(5,842)
Transfer price		(40,568)	(16,966)	(79,043)
Penalties		(5,261)	(48,633)	(1,626)
Investment grant		52,279	64,127	59,236
Write-off of non-realizable tax assets - SHB incorporation				(268,701)
Reversal (recognition) of provision with no deferred tax constituted			481,356	(244,591)
Other permanent differences		32,238	(4,857)	(6,760)
Total income tax expense continuing operations		R$ 172,763	R$ 195,395	R$ 333,302
Effective rate		(12.80%)	(22.10%)	13.60%
Current tax		R$ (77,373)	R$ (94,699)	R$ (6,842)
Deferred tax		R$ 250,136	R$ 290,094	R$ 340,144

[1]	Amount related to the non-recognition of deferred tax on tax losses carryforward in the amount of R$4,357,288, due to limited capacity of realization (note 10.2).